Revenues	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Revenues [Text Block]
13.	Revenues

	Three Months Ended
	November 30	November 30
	2017	2016
	$	$
Product sales	8,008	864
Licensing revenue (Note 10)	16,250	8,250
Freight revenue	377	111
	24,635	9,225

The Company recognizes licensing revenue on a pro-rated basis over the term of the Licensing Agreement (Note 10) and additional licensing fees as they are earned. During the period ended November 30, 2017, the Company recognized $6,250 of the pre-defined $50,000 Licensing fees previously received and $10,000 of additional Licensing fees. As of November 30, 2017, a total of $39,167 of the $50,000 previously received payments has been recognized as licensing revenue over the life of the contract.

13.	Revenues

	August 31	August 31
	2017	2016
	$	$

Product sales	16,866	31,743
Licensing revenue (Note 9)	45,809	7,500
Freight revenue	964	1,149
Other revenue	-	326
	63,639	40,718

The Company recognizes licensing revenue on a pro-rated basis over the term of the Licensing Agreement (Note 9) and additional licensing fees as they are earned. As of August 31 2017 the company had received all of the pre-defined Licensing payments to August 31 2017 for cash receipts of $50,000 of Licensing fees and $20,392 of additional fees. During the year ended August 31, 2017, $25,417 of the $50,000 was included (2016 $7,500) on a pro-rated basis and $20,392 (2016 $NIL) of additional fees as licensing revenue.

13.	Revenues
	August 31	August 31
	2016	2015
	$	$

Product sales	31,743	14,702
Licensing revenue (Note 9)	7,500	-
Freight revenue	1,149	-
Other revenue	326	-
	40,718	14,702